Share Capital and Earnings Per share - Additional Information (Detail)	Feb. 07, 2018 CAD / shares
Common shares [Member] | Major ordinary share transactions [Member]
Disclosure of Dividends [Line Items]
Dividend declared but not paid	CAD 0.22